Taxes - Schedule of Tax Payable (Details) - Tax payable [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Tax Payable [Line Items]
Value added tax payable	$ 8,954	$ 11,333
Income tax receivable
Other tax payable	2,392	3,325
Total taxes payable from continuing operations	11,346	14,658
Value added tax payable		1,577
Income tax receivable		(12)
Other tax payable		227
Total taxes payable from discontinued operations		1,792
Total taxes payable	$ 11,346	$ 16,450